LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

LifePoints Funds, Target Date Series: Classes A, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY*

Supplement dated April 16, 2007 to

PROSPECTUSES DATED MARCH 1, 2007

I.	The following information corrects the average annual total returns for the periods ended December 31, 2006 and the inception date footnote for the Class R1 Shares of the Conservative Strategy Fund in the section entitled “Performance” in the LifePoints Target Portfolio Series Prospectus:

Average annual total returns for the periods ended December 31, 2006	1 Year	5 Years	Since Inception
Return Before Taxes, Class R1#	6.60%	4.91%	5.41%

#	The Fund first issued Class R1 Shares on December 29, 2006. The returns shown for Class R1 Shares prior to this date are the returns of the Fund’s Class E Shares from November 7, 1997 to February 13, 2000 and the Fund’s Class S Shares from February 14, 2000 to December 28, 2006.

II.	The following information corrects the inception date footnote for the Class R1 Shares of the Moderate Strategy Fund in the section entitled “Performance” in the LifePoints Target Portfolio Series Prospectus:

#	The Fund first issued Class R1 Shares on October 3, 2006. The returns shown for Class R1 Shares prior to this date are the returns of the Fund’s Class E Shares from October 2, 1997 to January 31, 2000, and the Fund’s Class S Shares from February 1, 2000 to October 2, 2006.

III.	The following information corrects the average annual total returns for the periods ended December 31, 2006 and the inception date footnote for the Class R2 Shares of the 2010 Strategy Fund in the section entitled “Performance” in the LifePoints Target Date Series Prospectus:

Average annual total returns for the periods ended December 31, 2006	1 Year	Since Inception
Return Before Taxes, Class R2****	9.93%	7.46%

****	The Fund first issued Class R2 Shares on November 10, 2006. The returns shown for Class R2 Shares prior to November 10, 2006 are the returns of Class E Shares.

IV.	The following language is added to the section entitled “How To Purchase Shares” in each of the Russell Investment Company Prospectuses listed above:

Class S and E Shares of each Fund may only be purchased by:

(1) clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class S or E Shares are held;

(2) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans;

*	Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.

(Continued on reverse side)

(3) clients of Financial Intermediaries who are members of Russell Investment Group;

(4) Russell employee investment programs; or

(5) current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E or S Shares.

The Funds generally do not have the ability to enforce these limitations on access to Class S and E Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class S and E Shares available to those categories of investors listed above that qualify for access to Class S and E Shares. However, the Funds will not knowingly sell Class S or E Shares to any investor not meeting one of the foregoing criteria.

V.	The following language is added to the section entitled “Right to Reject or Restrict Purchase and Exchange Orders” in each of the Russell Investment Company Prospectuses listed above:

The Funds may be unable to compel Financial Intermediaries to apply the steps described in the Funds’ Prospectus in the section entitled “Right to Reject or Restrict Purchase and Exchange Orders” to curtail frequent trading in Fund shares. The Funds reserve the right, in their sole discretion, to allow Financial Intermediaries to apply alternative frequent trading policies and trading restrictions reasonably designed to reduce incentives to engage in frequent trading. The Funds will use reasonable diligence to confirm that such intermediaries are applying the Funds’ frequent trading policy or an acceptable alternative.

VI.	The following replaces the information in the section entitled “Money Manager Information” for the Special Growth Fund in each of the Russell Investment Company Prospectuses listed above, as applicable:

Special Growth Fund

Berkeley Capital Management LLC, One Bush Street, 12th Floor, San Francisco, CA 94104.

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022-6067.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312-2412.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-        0650.

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100 Portland, OR 97204.

36-08-186 (1 04/07) and 539570

Russell Investment Company*

Supplement dated April 16, 2007 to

Statement of Additional Information Dated March 1, 2007

The following table on the front cover of the Russell Investment Company Funds of Funds Statement of Additional Information is deleted and replaced with the following:

FUND	INCEPTION DATE	PROSPECTUS DATE
Equity Growth Strategy**	September 30, 1997	March 1, 2007#
Growth Strategy***	September 16, 1997	March 1, 2007#
Balanced Strategy	September 16, 1997	March 1, 2007#
Moderate Strategy	October 2, 1997	March 1, 2007#
Conservative Strategy	November 7, 1997	March 1, 2007#
Tax-Managed Global Equity	February 1, 2000	March 1, 2007##
2010 Strategy Fund	January 1, 2005	March 1, 2007#
2020 Strategy Fund	January 1, 2005	March 1, 2007#
2030 Strategy Fund	January 1, 2005	March 1, 2007#
2040 Strategy Fund	January 1, 2005	March 1, 2007#

*	On July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.

**	On July 1, 2006 the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.

***	On July 1, 2006 the Aggressive Strategy Fund changed its name to the Growth Strategy Fund.

#	As supplemented April 16, 2007.

##	As supplemented March 26, 2007.